Share-Based Payments (Details 2) (Employee Stock Option [Member], USD $)	1 Months Ended
	Aug. 04, 2010	Jul. 01, 2010	Jun. 30, 2010
Employee Stock Option [Member]
Summary of grant-date fair value of the stock options granted based on the assumptions
Options granted, Expected volatility	47.00%	47.00%	47.00%
Options granted, Expected dividend yield	0.00%	0.00%	0.00%
Options granted, Weighted average risk-free interest rate	1.62%	1.80%	1.79%
Options granted, Weighted average expected life (in years)	5 years	5 years	5 years
Options granted, Estimated fair value of underlying common stock	$ 4.50	$ 3.25	$ 3.21